UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Investment Company Act file number: 811-22610

The Hartford ALTERNATIVE STRATEGIES FUND
(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, Pennsylvania 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: July 1, 2015 - November 23, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC, 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Registrant :

Fund Name : The Hartford Alternative Strategies Fund

Date of fiscal year end: 11/23/2015

________________________________________________________________________________
Alpha Eurobank
Ticker     Security ID:             Meeting Date          Meeting Status
ALPHA      CINS X1687N119           11/14/2015            Voted
Meeting Type                        Country of Trade
Special                             Greece
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Non-Voting Meeting Note  N/A        N/A        N/A        N/A
2          Reverse Stock Split      Mgmt       For        For        For
3          Capital Raising          Mgmt       For        For        For
            Measures

4          Authority to Issue       Mgmt       For        For        For
            Convertible Bond
            Loan

5          Issuance of Contingent   Mgmt       For        For        For
            Convertible Bond
            Loan

________________________________________________________________________________
Grivalia Properties Real Estate Investment Company
Ticker     Security ID:             Meeting Date          Meeting Status
GRIV       CINS X3260A100           07/30/2015            Voted
Meeting Type                        Country of Trade
Special                             Greece
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Authority to             Mgmt       For        For        For
            Repurchase and
            Reissue
            Shares

2          Announcements            Mgmt       For        For        For

________________________________________________________________________________
Piraeus Bank SA
Ticker     Security ID:             Meeting Date          Meeting Status
TPEIR      CINS X06397156           11/15/2015            Voted
Meeting Type                        Country of Trade
Special                             Greece
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Amendment to Par         Mgmt       For        For        For
            Value; Reverse Stock
            Split

2          Decrease of Par Value    Mgmt       For        For        For
3          Authority to Issue       Mgmt       For        For        For
            Shares w/o Preemptive
            Rights

4          Issuance of Contingent   Mgmt       For        For        For
            Convertible Bond
            Loan

5          Authority to Issue       Mgmt       For        For        For
            Convertible
            Bonds

6          Announcements            Mgmt       For        For        For
7          Non-Voting Meeting Note  N/A        N/A        N/A        N/A

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD ALTERNATIVE STRATEGIES FUND

Date: 2/19/2016	By: /S/ James E. Davey
James E. Davey, President and
Chief Executive Officer